Consolidated Statement of Changes in Equity (USD $) In Millions, except Share data	Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]		Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned Employee Stock Option Plan Shares [Member]	Noncontrolling interests [Member]
Beginning Balance at Dec. 31, 2009	$ 114,359	$ 111,786	$ 8,485	$ 8,743	$ 52,878		$ 41,563	$ 3,009	$ (2,450)	$ (442)	$ 2,573
Shares, Beginning Balance at Dec. 31, 2009			9,980,940	5,178,624,593
Cumulative effect from change in accounting for VIE's	183	183					183
Cumulative effect from change in accounting for embedded credit derivatives	(28)	(28)					(28)
Net Income Attributable to Parent	12,362	12,362					12,362
Net Income Attributable to Noncontrolling interests	301										301
Net income	12,663
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,729	1,729						1,729
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	25										25
Other comprehensive income (loss), net of tax	1,754
Noncontrolling interests, adjustments to Additional Paid in Capital		0
Noncontrolling interests											(1,418)
Total change in noncontrolling interests	(1,418)
Common stock, issued	1,375	1,375		27	375
Common stock, shares issued				58,375,566
Common stock, Treasury Stock reissued									1,349
Common stock, Treasury Stock reissued, effect on Retained Earnings							(376)
Common stock repurchased	(91)	(91)							(91)
Common stock repurchased, shares				(3,010,451)
Preferred stock issued to ESOP	0	0	1,000		80					(1,080)
Preferred stock issued to ESOP, shares			1,000,000
Preferred stock released by ESOP	796	796			(63)					859
Preferred stock converted to common shares	0	0	(796)	17	212				567
Preferred stock converted to common shares, shares			(795,637)	28,293,520
Common stock warrants repurchased	(545)	(545)			(545)
Common stock dividends	(1,045)	(1,045)					(1,049)
Common stock dividends, adjustment to Additional Paid in Capital					4
Preferred stock dividends	(737)	(737)					(737)
Tax benefit upon exercise of stock options	97	97			97
Stock incentive compensation expense	436	436			436
Net change in deferred compensation and related plans	90	90			(48)				138
Net change	13,530	14,622	204	44	548		10,355	1,729	1,963	(221)	(1,092)
Net change, shares			204,363	83,658,635
Ending Balance at Dec. 31, 2010	127,889	126,408	8,689	8,787	53,426		51,918	4,738	(487)	(663)	1,481
Shares, Ending Balance at Dec. 31, 2010			10,185,303	5,262,283,228
Net Income Attributable to Parent	15,869	15,869					15,869
Net Income Attributable to Noncontrolling interests	342										342
Net income	16,211
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,531)	(1,531)						(1,531)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(12)										(12)
Other comprehensive income (loss), net of tax	(1,543)
Noncontrolling interests, adjustments to Additional Paid in Capital		(37)			(37)
Noncontrolling interests											(365)
Total change in noncontrolling interests	(402)
Common stock, issued	1,296	1,296		88	1,208
Common stock, shares issued				52,906,564
Common stock repurchased	(2,416)	(2,416)			(150)				(2,266)
Common stock repurchased, shares				(85,779,031)
Preferred stock issued to ESOP	0	0	1,200		102					(1,302)
Preferred stock issued to ESOP, shares			1,200,000
Preferred stock released by ESOP	959	959			(80)					1,039
Preferred stock converted to common shares	0	0	(959)	56	903
Preferred stock converted to common shares, shares			(959,623)	33,200,875
Common stock warrants repurchased	(2)	(2)			(2)
Preferred stock, issued	2,501	2,501	2,501
Preferred stock, shares issued			25,010
Common stock dividends	(2,537)	(2,537)					(2,558)
Common stock dividends, adjustment to Additional Paid in Capital					21
Preferred stock dividends	(844)	(844)					(844)
Tax benefit upon exercise of stock options	78	78			78
Stock incentive compensation expense	529	529			529
Net change in deferred compensation and related plans	(32)	(32)			(41)				9
Net change	13,798	13,833	2,742	144	2,531		12,467	(1,531)	(2,257)	(263)	(35)
Net change, shares			265,387	328,408
Ending Balance at Dec. 31, 2011	141,687	140,241	11,431	8,931	55,957		64,385	3,207	(2,744)	(926)	1,446
Shares, Ending Balance at Dec. 31, 2011			10,450,690	5,262,611,636
Cumulative effect of fair value election for certain residential mortgage servicing rights	2	2					2
Adjusted beginning balance at Jan. 1, 2012	141,689	140,243					64,387
Net Income Attributable to Parent	18,897	18,897					18,897
Net Income Attributable to Noncontrolling interests	471										471
Net income	19,368
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	2,443	2,443						2,443
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	4										4
Other comprehensive income (loss), net of tax	2,447
Noncontrolling interests, adjustments to Additional Paid in Capital		(16)			(16)
Noncontrolling interests											(564)
Total change in noncontrolling interests	(580)
Common stock, issued	2,488	2,488		162	2,326
Common stock, shares issued				97,267,538
Common stock repurchased	(3,918)	(3,918)			(50)	[1]			(3,868)
Common stock repurchased, shares				(119,586,873)
Preferred stock issued to ESOP	0	0	940		88					(1,028)
Preferred stock issued to ESOP, shares			940,000
Preferred stock released by ESOP	888	888			(80)					968
Preferred stock converted to common shares	0	0	(888)	43	845
Preferred stock converted to common shares, shares			(887,825)	26,021,875
Common stock warrants repurchased	(1)	(1)			(1)
Preferred stock, issued	1,377	1,377	1,400		(23)
Preferred stock, shares issued			56,000
Common stock dividends	(4,658)	(4,658)					(4,713)
Common stock dividends, adjustment to Additional Paid in Capital					55
Preferred stock dividends	(892)	(892)					(892)
Tax benefit upon exercise of stock options	230	230			230
Stock incentive compensation expense	560	560			560
Net change in deferred compensation and related plans	(87)	(87)			(89)				2
Net change	17,222	17,311	1,452	205	3,845		13,292	2,443	(3,866)	(60)	(89)
Net change, shares			108,175	3,702,540
Ending Balance at Dec. 31, 2012	$ 158,911	$ 157,554	$ 12,883	$ 9,136	$ 59,802		$ 77,679	$ 5,650	$ (6,610)	$ (986)	$ 1,357
Shares, Ending Balance at Dec. 31, 2012			10,558,865	5,266,314,176

[1]	For the year ended December 31, 2012, includes $200 million related to a private forward repurchase transaction entered into in fourth quarter 2012 that is expected to settle in first quarter 2013 for an estimated 6 million shares of common stock. See Note 1 for additional information.